Leases (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Leases [Abstract]
Operating lease liabilities	¥ 3,643			$ 536
Operating lease right-of-use assets	2,878			$ 424	¥ 4,936
Rent expense	¥ 1,580	$ 23	¥ 1,186